Document And Entity Information	Jun. 22, 2023
Document Information [Line Items]
Entity, Registrant Name	U.S. GLOBAL INVESTORS, INC.
Document, Type	8-K
Document, Period End Date	Jun. 22, 2023
Entity, Incorporation, State or Country Code	TX
Entity, File Number	0-13928
Entity, Tax Identification Number	74-1598370
Entity, Address, Address Line One	7900 Callaghan Road
Entity, Address, City or Town	San Antonio
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	78229
City Area Code	210
Local Phone Number	308-1234
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock
Trading Symbol	GROW
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000754811